Property, Plant And Equipment, Net	12 Months Ended
Feb. 01, 2014
Property, Plant And Equipment, Net

13. Property, plant and equipment, net

	February 1, 2014	February 2, 2013
(in millions)
Land and buildings	$37.2	$32.5
Leasehold improvements	461.4	419.3
Furniture and fixtures	537.3	503.4
Equipment, including software	221.1	183.8
Construction in progress	18.7	15.5

Total	$1,275.7	$1,154.5
Accumulated depreciation and amortization	(788.1)	(724.1)

Property, plant and equipment, net	$487.6	$430.4

Depreciation and amortization expense for Fiscal 2014 was $110.2 million (Fiscal 2013: $99.4 million; Fiscal 2012: $92.4 million). The expense for Fiscal 2014 includes $0.7 million (Fiscal 2013: $2.6 million; Fiscal 2012: $1.4 million) for impairment of assets.